PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks
Aerospace & Defense 4.3%
Airbus SE (France)	38,283	$ 5,627,301
Boeing Co. (The)	15,894	5,820,065
United Technologies Corp.	52,687	7,815,589
		19,262,955
Banks 15.4%
Bank of America Corp.	415,939	13,859,087
BB&T Corp.	86,069	4,709,696
Citigroup, Inc.	145,062	10,897,057
JPMorgan Chase & Co.	163,061	21,484,917
PNC Financial Services Group, Inc. (The)	55,022	8,429,921
SunTrust Banks, Inc.	67,681	4,794,522
Wells Fargo & Co.	93,615	5,098,273
		69,273,473
Beverages 1.5%
PepsiCo, Inc.	49,154	6,676,588
Building Products 1.6%
Johnson Controls International PLC	171,282	7,336,008
Capital Markets 1.5%
Goldman Sachs Group, Inc. (The)	30,794	6,816,252
Chemicals 4.4%
Dow, Inc.	63,908	3,410,770
FMC Corp.	66,887	6,552,250
Linde PLC (United Kingdom)	48,065	9,911,484
		19,874,504
Communications Equipment 0.5%
Cisco Systems, Inc.	49,679	2,250,955
Consumer Finance 2.9%
Capital One Financial Corp.	84,730	8,473,847
SLM Corp.	505,633	4,313,050
		12,786,897

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services 3.4%
AT&T, Inc.	148,275	$ 5,542,520
Verizon Communications, Inc.	161,056	9,702,013
		15,244,533
Electric Utilities 2.5%
American Electric Power Co., Inc.	123,417	11,274,143
Electrical Equipment 1.3%
Emerson Electric Co.(a)	77,637	5,734,269
Energy Equipment & Services 0.9%
Schlumberger Ltd.	113,828	4,120,574
Entertainment 2.4%
Walt Disney Co. (The)	70,068	10,620,907
Equity Real Estate Investment Trusts (REITs) 3.2%
American Campus Communities, Inc.	95,953	4,609,582
American Tower Corp.	21,008	4,496,342
Boston Properties, Inc.	37,168	5,149,255
		14,255,179
Food & Staples Retailing 2.6%
Walmart, Inc.	97,662	11,630,568
Food Products 3.5%
Conagra Brands, Inc.	121,900	3,519,253
Danone SA (France), ADR	223,739	3,673,794
Mondelez International, Inc. (Class A Stock)	164,501	8,642,883
		15,835,930
Health Care Equipment & Supplies 1.9%
Zimmer Biomet Holdings, Inc.	58,836	8,547,694
Health Care Providers & Services 2.6%
Cigna Corp.	25,630	5,123,950
Laboratory Corp. of America Holdings*	38,777	6,680,889
		11,804,839

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 1.3%
McDonald’s Corp.	29,235	$ 5,685,623
Household Products 2.0%
Procter & Gamble Co. (The)	73,882	9,018,037
Insurance 4.5%
Brighthouse Financial, Inc.*	57,161	2,352,747
Chubb Ltd.	67,406	10,210,661
MetLife, Inc.	149,450	7,459,049
		20,022,457
Interactive Media & Services 1.4%
Alphabet, Inc. (Class A Stock)*	4,725	6,161,825
Media 2.2%
Comcast Corp. (Class A Stock)	226,237	9,988,364
Multiline Retail 0.6%
Dollar Tree, Inc.*	31,679	2,897,361
Multi-Utilities 2.4%
Ameren Corp.	94,470	7,021,955
Dominion Energy, Inc.	43,097	3,581,792
		10,603,747
Oil, Gas & Consumable Fuels 7.3%
Chevron Corp.	111,689	13,082,132
Noble Energy, Inc.	134,279	2,787,632
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	110,842	6,372,307
Suncor Energy, Inc. (Canada)	202,524	6,359,254
Williams Cos., Inc. (The)	172,921	3,928,765
		32,530,090
Pharmaceuticals 7.1%
AstraZeneca PLC (United Kingdom), ADR	121,179	5,874,758
Bristol-Myers Squibb Co.	88,463	5,037,083
Elanco Animal Health, Inc.*	81,579	2,260,554
Eli Lilly & Co.	49,419	5,799,320
Merck & Co., Inc.	63,588	5,543,602
Pfizer, Inc.	188,876	7,275,503
		31,790,820

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 1.9%
Union Pacific Corp.	48,561	$ 8,546,250
Semiconductors & Semiconductor Equipment 3.6%
Broadcom, Inc.	19,193	6,069,018
QUALCOMM, Inc.	58,683	4,902,965
Texas Instruments, Inc.	41,758	5,019,729
		15,991,712
Software 2.4%
Microsoft Corp.	45,269	6,852,821
SAP SE (Germany), ADR(a)	30,188	4,104,059
		10,956,880
Specialty Retail 3.5%
Advance Auto Parts, Inc.	19,256	3,024,732
Lowe’s Cos., Inc.	46,080	5,405,645
Ross Stores, Inc.	60,978	7,082,595
		15,512,972
Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc.	23,879	6,381,663
Trading Companies & Distributors 1.2%
United Rentals, Inc.*	34,955	5,349,863

Total Long-Term Investments (cost $297,268,969)		444,783,932

Short-Term Investments 2.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	3,528,977	3,528,977

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $8,676,080; includes $8,663,740 of cash collateral for securities on loan)(b)(w)	8,674,809	$ 8,675,677

Total Short-Term Investments (cost $12,205,057)		12,204,654

TOTAL INVESTMENTS 101.9% (cost $309,474,026)		456,988,586
Liabilities in excess of other assets (1.9)%		(8,370,948)

Net Assets 100.0%		$ 448,617,638

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,450,536; cash collateral of $8,663,740 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).